Other income, net	9 Months Ended
Sep. 30, 2023
Other Income and Expenses [Abstract]
Other income, net

13. Other income, net

A summary of Other income, net is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Foreign exchange gain / (loss)	$4,460	$20,680	$(244)	$57,304
Fair value (loss) / gain on contingent consideration	(220)	147	(620)	(7,742)
Fair value (loss) / gain on derivative instruments	(682)	9,360	(1,268)	18,148
Fair value gain on warrant liability (1)	313	6,435	830	27,489
Gain on debt repurchases	1,680	6,760	9,632	9,752
Other, net (2)	4,110	(5,152)	11,254	(7,088)
Other income, net	$9,661	$38,230	$19,584	$97,863

(1)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive loss.
(2)
Mainly relates to payments and receipts on derivatives as well as certain banking fees.